Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified									12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Guarantees INR	Mar. 31, 2013 Guarantees INR	Mar. 31, 2014 Guarantees USD ($)	Mar. 31, 2014 Guarantees INR	Mar. 31, 2013 Guarantees INR	Mar. 31, 2014 Minimum	Mar. 31, 2014 Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding									1 day	19 years
Guarantees, non contingent Liability in respect of guarantees issued or modified after December 31, 2002	$ 24.7	1,480.7	1,322.8			$ 21.7	1,301.7	1,090.2
Guarantees, contingent liability recognized in terms of FASB ASC 450				846.0	744.6
Loan sanction, aggregate of loans contemplated that had not yet been made		567,069.8